Income Taxes - Summary of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Current income tax expense	$ 174	$ 143	$ 99
Deferred income tax expense (revenue)	(122)	19	125
Effective consolidated income tax expense rate	$ 52	$ 162	$ 224